INCOME TAXES (Details) (USD $)	3 Months Ended	12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Current (benefit)/liability
Deferred provision
Net income tax provision